Intrepid Capital Management Funds Trust

Intrepid Capital Fund
Institutional Class (Ticker: ICMVX)
Investor Class (Ticker: ICMBX)
Intrepid Income Fund
Institutional Class (Ticker: ICMUX)
Investor Class (Ticker: Not Available for Sale)

Supplement dated November 27, 2018
to the Summary Prospectus and Statutory Prospectus, each dated January 31, 2018

Effective as of November 13, 2018, Jason Lazarus no longer serves as the portfolio manager of the Intrepid Income Fund or as part of the investment team of the Intrepid Capital Fund. Mark Travis, President of Intrepid Capital Management, Inc., the Funds’ investment adviser (the “Adviser”), will continue to serve as the portfolio manager of the Intrepid Capital Fund. Mr. Travis and Mr. Ben Franklin, CFA, portfolio manager of the Adviser, have assumed co-lead responsibility for the day-to-day management of the portfolio of the Intrepid Income Fund. Effective immediately, disclosures in the Summary Prospectus and Prospectus are hereby amended as follows:

The sub-section entitled “Summary Section—Intrepid Capital Fund—Management—Portfolio Managers” is revised as follows:

Portfolio Manager:  Mark Travis has served as the portfolio manager of the Fund since its inception in 2005, and is the President of the Adviser.

The sub-section entitled “Summary Section—Intrepid Income Fund—Management—Portfolio Managers” is revised as follows:

Portfolio Managers: Mark Travis has served as the co-lead portfolio manager of the Fund since November 2018, and is the President of the Adviser.  Ben Franklin, CFA® has served as the co-lead portfolio manager of the Fund since November 2018, and is a portfolio manager of the Adviser. Mr. Franklin also served as the co-lead portfolio manager of the Fund from 2011 to 2014.

The sub-section entitled “Management of the Funds” is revised in part to remove all references to Mr. Lazarus, and to replace disclosure for Mr. Travis and Mr. Franklin with the following:

Mark Travis Intrepid Capital Fund Intrepid Endurance Fund Intrepid Income Fund Intrepid Disciplined Value Fund Intrepid Select Fund
Mark Travis is the portfolio manager of the Intrepid Capital Fund and the Intrepid Endurance Fund, the co-lead portfolio manager of the Intrepid Select Fund and the Intrepid Income Fund, and is a member of the investment team of the Intrepid Disciplined Value Fund.  Mr. Travis is a founder and has been the President of the Adviser since 1994.  Prior to founding the firm, Mr. Travis was Vice President of the Consulting Group of Smith Barney and its predecessor firms for ten years.  Mr. Travis holds a BA in Economics from the University of Georgia.

Ben Franklin, CFA® Intrepid Income Fund Intrepid International Fund
Ben Franklin is the portfolio manager of the Intrepid International Fund and the co-lead portfolio manager of the Intrepid Income Fund. Mr. Franklin also served as the co-lead portfolio manager of the Intrepid Income Fund from 2011 to 2014. Mr. Franklin has been a Vice President of the Adviser since 2013. Mr. Franklin joined the Adviser in 2008, previously serving as a research analyst for the Adviser. Mr. Franklin received his BBA in Management and his MBA in Finance from the University of North Florida.

If you have any questions, please call the Intrepid Funds at 1-866-996-FUND (toll free).

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The date of this Supplement is November 27, 2018.
Please retain this Supplement for future reference.

Intrepid Capital Management Funds Trust

Intrepid Capital Fund
Institutional Class (Ticker: ICMVX)
Investor Class (Ticker: ICMBX)
Intrepid Income Fund
Institutional Class (Ticker: ICMUX)
Investor Class (Ticker: Not Available for Sale)

Supplement dated November 27, 2018
to the Statement of Additional Information dated January 31, 2018

Effective as of November 13, 2018, Jason Lazarus no longer serves as the portfolio manager of the Intrepid Income Fund or as part of the investment team of the Intrepid Capital Fund. Mark Travis, President of Intrepid Capital Management, Inc., the Funds’ investment adviser (the “Adviser”), will continue to serve as the portfolio manager of the Intrepid Capital Fund. Mr. Travis and Mr. Ben Franklin, CFA, portfolio manager of the Adviser, have assumed co-lead responsibility for the day-to-day management of the portfolio of the Intrepid Income Fund.

The Statement of Additional Information is hereby amended to remove all references to Mr. Lazarus.

If you have any questions, please call the Intrepid Funds at 1-866-996-FUND (toll free).

***

The date of this Supplement is November 27, 2018.
Please retain this Supplement for future reference.